Other Income (Expenses), net (Schedule of Composition of Other Income Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of general and administrative expenses [Abstract]
Other Income (Expenses), net	₪ (26)	₪ 11	₪ (21)